Equity (Details Narrative) - USD ($)	Feb. 28, 2025	May 31, 2024	Feb. 29, 2024
Equity [Abstract]
Common stock, share capital		$ 50,000
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value	$ 0.001		$ 0.001